Summary of Restricted Stock Units Activity (Detail) - Restricted Stock Units (RSUs)	12 Months Ended
Dec. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested at beginning of year	1,400
Granted	900
Vested	(500)
Forfeited	(100)
Unvested the end of the year	1,700